GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of General and Administrative Expenses Consist
	Year ended March 31, 2022			Year ended March 31, 2021
	Corporate	Mines	Total	Corporate	Mines	Total
Amortization and depreciation	$593	$1,354	$1,947	$533	$1,255	$1,788
Office and administrative expenses	1,598	3,149	4,747	1,946	2,897	4,843
Professional fees	771	428	1,199	783	442	1,225
Salaries and benefits	5,392	6,477	11,869	4,947	4,993	9,940
Share-based compensation	5,827	-	5,827	4,156	-	4,156
	$14,181	$11,408	$25,589	$12,365	$9,587	$21,952